SCHEDULE OF LOSS PER SHARE (Details) (Parenthetical)	Jun. 30, 2026 Integer	Mar. 31, 2026 shares	Sep. 30, 2025 shares	Jun. 30, 2025 Integer	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		82	209		209
Purchase of ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				209
Purchase of ordinary shares [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	175